Commitments and Contingencies - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2014	$ 337
2015	209
2016	216
2017	222
2018	228
Total future minimum payments	$ 1,212